INCOME TAXES	12 Months Ended
Dec. 27, 2014
INCOME TAXES [Abstract]
INCOME TAXES
K.	INCOME TAXES

Income tax provisions for the years ended December 27, 2014, December 28, 2013, and December 29, 2012 are summarized as follows (in thousands):

	2014	2013	2012
Currently Payable:
Federal	$18,664	$12,683	$5,167
State and local	4,852	3,381	2,160
Foreign	5,619	3,928	3,123
	29,135	19,992	10,450
Net Deferred:
Federal	4,128	3,696	3,464
State and local	1,079	600	946
Foreign	(193)	166	194
	5,014	4,462	4,604
	$34,149	$24,454	$15,054

The components of earnings before income taxes consist of the following:

	2014	2013	2012

U.S.	$79,365	$59,334	$31,768
Foreign	16,348	10,924	9,296
Total	$95,713	$70,258	$41,064

The effective income tax rates are different from the statutory federal income tax rates for the following reasons:

	2014	2013	2012
Statutory federal income tax rate	35.0%	35.0%	35.0%
State and local taxes (net of federal benefits)	4.1	4.2	5.2
Effect of noncontrolling owned interest in earnings of partnerships	(0.2)	(0.3)	(0.5)
Manufacturing deduction	(2.0)	(2.0)	(1.6)
Tax credits, including foreign tax credit	(1.9)	(2.5)	(1.2)
Change in valuation allowance	-	-	-
Change in uncertain tax positions reserve	(0.2)	0.6	(1.0)
Other permanent differences	0.6	0.6	1.1
Other, net	0.3	(0.8)	(0.4)
Effective income tax rate	35.7%	34.8%	36.6%

Temporary differences which give rise to deferred income tax assets and (liabilities) on December 27, 2014 and December 28, 2013 are as follows (in thousands):

	2014	2013
Employee benefits	$8,189	$7,698
Net operating loss carryforwards	1,045	1,136
Foreign subsidiary capital loss carryforward	574	628
Other tax credits	3,034	2,141
Inventory	488	113
Reserves on receivables	1,086	1,011
Accrued expenses	4,186	4,470
Other, net	3,790	3,172
Gross deferred income tax assets	22,392	20,369
Valuation allowance	(1,371)	(1,021)
Deferred income tax assets	21,021	19,348

Depreciation	(23,907)	(21,114)
Intangibles	(18,056)	(15,269)
Other, net	(2,629)	(1,522)
Deferred income tax liabilities	(44,592)	(37,905)
Net deferred income tax liability	$(23,571)	$(18,557)

The valuation allowance consists of a capital loss carryforward we have for a wholly-owned subsidiary, Universal Forest Products of Canada, Inc., as well as various subsidiary net operating losses and credit carryforwards within certain state jurisdictions.  Based upon the business activity and the nature of the assets of these subsidiaries, our ability to realize a future benefit from these carryforwards is in doubt, therefore we have established an allowance against the amount of the future benefit. The capital loss has an unlimited carryforward and therefore will not expire unless there is a change in control of the subsidiary.